Expense Example, No Redemption - Nuveen Minnesota Intermediate Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 379
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	1,260
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,511
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,624
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,900